FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 7 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table summarizes the financial liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2011:

	Level	December 31, 2011	September 30, 2011
Participation liability	3	$1,045,182	$1,172,315
Conversion feature liability	3	678,788	720,593
Warrant liabilities	3	367,505	400,319
Total liabilities		$2,091,475	$2,293,227

See Note 4 for information concerning the Participation and Conversion feature liabilities.

Assets and liabilities that are not recognized or disclosed on a recurring basis include those measured at fair value in a business combination and the initial recognition of asset retirement obligations.

The following table presents a reconciliation of those liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Participation Liability	Conversion Feature Liability	Warrant Liabilities	Total

Balance at September 30, 2011	$1,172,315	$720,593	$400,319	$2,293,227
Purchases, issuances and settlements	(154,510)	—	—	(154,510)
(Gains) losses included in earnings	27,377	(41,805)	(32,814)	(47,242)

Balance at December 31, 2011	$1,045,182	$678,788	$367,505	$2,091,475

The following table summarizes the financial liabilities measured at fair value on a recurring basis as of September 30, 2011 and 2010:

		September 30, 2011	September 30, 2010
	Level

Participation liability	3	$ 1,172,315	$ -
Conversion feature liability	3	720,593	-
Warrant liabilities	3	400,319	-

Total liabilities		$ 2,293,227	$ -

Assets and liabilities that are not recognized or disclosed on a recurring basis include those measured at fair value in a business combination and the initial recognition of asset retirement obligations.

The following tables present a reconciliation of those liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Participation Liability	Conversion Feature Liability	Warrant Liabilities	Total

Balance at September 30, 2010	$ -	$ -	$ -	$ -
Purchases, issuances and settlements	(1,063,812)	(26,771)	(293,590)	(1,384,173)
Gains (losses) included in earnings	(108,503)	(693,822)	(106,729)	(909,054)

Balance at September 30, 2011	$ (1,172,315)	$ (720,593)	$ (400,319)	$(2,293,227)